Operating leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating lease expenses [Abstract]
Operating lease expenses	$ 86	$ 84	$ 77
Contingent rent expenses	32	32	29
Income from sub-leases	$ 2	$ 2	$ 3
Average remaining terms of leases	15 years	17 years
Future minimum rentals to be received under non-cancellable sub-leases	$ 4	$ 4